SHARE-BASED COMPENSATION PLANS (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2011	Dec. 31, 2015
Restricted Stock [Member]
Share-based Compensation [Abstract]
Granted (in shares)	0
Vested (in shares)	0
Forfeited (in shares)	0
2011 Equity Incentive Plan [Member]
Share-based Compensation [Abstract]
Granted (in shares)			400,000
Shares available for future issuance (in shares)				137,665
Number of common stock, shares issued during period (in shares)	112,165
Total compensation cost for the period	$ 0.2	$ 0.2